March 4, 2026

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds IV, Inc.
- BNY Mellon Bond Market Index Fund
- BNY Mellon Institutional S&P 500 Stock Index Fund (the "Fund")
 1933 Act File No.: 33-16338
 1940 Act File No.: 811-05202
 CIK No.: 0000819940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 207 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2026.

Please address any comments or questions to my attention at (412) 234-2057.

Sincerely,

/s/ Vickie Proudley
Vickie Proudley
Specialist Paralegal II